Item 1. Report to Shareholders

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials

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T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
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                       6 Months            Year                         8/31/00
                          Ended           Ended                         Through
                        4/30/03        10/31/02        10/31/01        10/31/00

NET ASSET VALUE

Beginning of period $      6.82     $      5.89     $      8.65     $     10.00

Investment activities
  Net investment
  income (loss)            0.01*          (0.05)*         (0.06)*        (0.01)*

  Net realized and
  unrealized gain
  (loss)                   1.19            0.98           (2.64)          (1.34)

  Total from investment
  activities               1.20            0.93           (2.70)          (1.35)

Distributions

  Net realized gain          --              --             (0.07)           --

  Redemption fees added
  to paid-in-capital         --              --              0.01            --

NET ASSET VALUE

End of period       $      8.02     $      6.82     $      5.89     $      8.65
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Ratios/Supplemental Data

Total return^             17.60%*         15.79%*        (31.28)%*     (13.50)%*

Ratio of total
expenses to average
net assets              1.75%!*            1.75%*          1.75%*       1.75%!*

Ratio of net
investment income
(loss) to average
net assets              0.21%!*           (0.66)%*        (0.82)%*    (0.73)%!*

Portfolio turnover
rate                     62.0%!            94.5%           83.1%         62.9%!

Net assets, end
of period
(in thousands)      $    26,541     $    21,481     $    17,331     $    25,533


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption and account fees.

* Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 2/28/05.

!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials (Unaudited)                                 April 30, 2003


Statement of Net Assets                                 Shares            Value
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In thousands


CZECH REPUBLIC  4.5%

Common Stocks  4.5%

Komercni Banka                                      17,285      $         1,209

Total Czech Republic (Cost $868)                                          1,209

EGYPT 2.9%

Common Stocks 2.9%

Commercial International Bank                       53,200                  311

Orascom Construction Industries *                   66,400                  456

Total Egypt (Cost $634)                                                     767

ESTONIA 4.8%

Common Stocks 4.8%

Eesti Telekom GDR (USD)                              6,552                  131

Hansabank (EUR)                                     62,194                1,135

Total Estonia (Cost $596)                                                 1,266

HUNGARY 12.8%

Common Stocks 12.8%

EGIS                                                 8,248                  291

Gedeon Richter GDR (USD)                             8,676                  622

Matav                                              168,410                  665

OTP Bank                                           168,400                1,811

Total Hungary (Cost $2,761)                                               3,389

ISRAEL  14.7%

Common Stocks  14.7%

Check Point Software Technologies (USD) *           40,715                  640

Partner Communications ADR (USD) *                 113,110                  506

Teva Pharmaceutical ADR
(USD) (misc. symbol)                                59,130                2,761

Total Israel (Cost $3,923)                                                3,907

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POLAND  8.1%

Common Stocks  8.1%

Agora *                                             40,500      $           433

Bank Polska Kasa Opieki Grupa                       22,960                  514

Computerland *                                       4,314                   96

Telekomunikacja Polska *                           331,400                1,115

Total Poland (Cost $2,213)                                                2,158

RUSSIA  37.8%

Common Stocks  37.8%

GMK Norilsk Nickel (USD)                            27,900                  653

Lukoil (USD)                                        57,130                  983

Lukoil ADR (USD) (misc. symbol)                     34,750                2,402

Mobile Telesystems ADR (USD) *                      26,631                1,278

Sberbank RF (USD)                                    3,556                  814

Sibneft ADR (USD) (misc. symbol)                    15,600                  364

Vimpel-Communications ADR
(USD) * (misc. symbol)                              18,300                  730

Wimm-Bill-Dann Foods ADR (USD) *                    18,700                  343

YUKOS ADR (USD) (misc. symbol)                      13,950                2,455

Total Russia (Cost $7,458)                                               10,022

TURKEY  7.7%

Common Stocks  7.7%

Akbank                                         118,217,098                  419

Anadolu Efes Biracilik ve Malt
Sanayii *                                       19,382,000                  387

Hurriyet Gazete *                              173,854,404                  394

Migros Turk                                     61,518,000                  542

Turkiye Garanti Bankasi *                      258,804,884                  313

Total Turkey (Cost $1,864)                                                2,055

SHORT-TERM INVESTMENTS  5.3%

Money Market Funds  5.3%

T. Rowe Price Reserve Investment
Fund, 1.30% #                                    1,401,735                1,402

Total Short-Term Investments (Cost $1,402)                                1,402

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        SECURITIES LENDING COLLATERAL 5.1%

        Money Market Pooled Account 5.1%

        Investment in money market pooled
        account managed by JPMorgan Chase Bank,
        London                                   1,348,250      $         1,348

Total Securities Lending Collateral
(Cost $1,348)                                                             1,348

Total Investments in Securities
103.7% of Net Assets (Cost $23,067)                                  $   27,523

Other Assets Less Liabilities
Including $1,348 obligation to return
securities lending collateral                                              (982)

NET ASSETS                                                           $   26,541
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       24

Undistributed net realized gain (loss)                                  (10,126)

Net unrealized gain (loss)                                                4,457

Paid-in-capital applicable to 3,308,434 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                       32,186

NET ASSETS                                                              $26,541
                                                                        -------

NET ASSET VALUE PER SHARE                                                 $8.02
                                                                          -----


#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at April 30, 2003 - See Note 2

ADR  American Depository Receipts

EUR  Euro

GDR  Global Depository Receipts

USD  United States dollar


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials (Unaudited)


Statement of Operations
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In thousands


                                                             6 Months
                                                                Ended
                                                              4/30/03

Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $29)                   $      220

  Interest                                                          7

  Securities lending                                                1

  Total income                                                    228

Expenses

  Investment management                                            68

  Custody and accounting                                           57

  Shareholder servicing                                            50

  Registration                                                     11

  Legal and audit                                                   9

  Prospectus and shareholder reports                                4

  Directors                                                         3

  Miscellaneous                                                     2

  Total expenses                                                  204

Net investment income (loss)                                       24

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   (2,687)

  Foreign currency transactions                                    10

  Net realized gain (loss)                                     (2,677)

Change in net unrealized gain (loss)

  Securities                                                    6,510

  Other assets and liabilities
  denominated in foreign currencies                                 1

  Change in net unrealized gain (loss)                          6,511

Net realized and unrealized gain (loss)                         3,834

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    3,858
                                                           ----------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials (Unaudited)


Statement of Changes in Net Assets
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In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $            24      $          (144)

  Net realized gain (loss)                          (2,677)              (2,689)

  Change in net unrealized gain (loss)               6,511                5,037

  Increase (decrease) in net assets
  from operations                                    3,858                2,204

Capital share transactions *

  Shares sold                                        3,542                7,428

  Shares redeemed                                   (2,347)              (5,493)

  Redemption fees received                               7                   11

  Increase (decrease) in net assets from
  capital share transactions                         1,202                1,946

Net Assets

Increase (decrease) during period                    5,060                4,150

Beginning of period                                 21,481               17,331

End of period                              $        26,541      $        21,481
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*Share information

  Shares sold                                          483                1,004

  Shares redeemed                                     (324)                (796)

  Increase (decrease) in shares outstanding            159                  208


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Financials (Unaudited)                                 April 30, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on August 31, 2000. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

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Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2003, approximately 93% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;

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any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $1,304,000; aggregate collateral consisted of $1,348,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,604,000 and $7,033,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $7,449,000 of unused capital loss carryforwards, of which $4,776,000 expire in 2009, and $2,673,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $23,067,000. Net unrealized gain aggregated $4,457,000 at period-end, of which $5,886,000 related to appreciated investments and $1,429,000 related to depreciated investments.

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NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $14,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.75%. Thereafter, through February 28, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.75%. Pursuant to this agreement, $56,000 of management fees were not accrued by the fund for the six months ended April 30, 2003. At April 30, 2003, unaccrued management fees and other expenses in the amount of $369,000 remain subject to reimbursement by the fund through October 31, 2004, and $56,000 through February 28, 2007.

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In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $81,000 for the six months ended April 30, 2003, of which $15,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $3,000 of Spectrum Funds' expenses, of which $2,000 related to services provided by Price. At April 30, 2003, approximately 4.3% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $7,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003